PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 8,317	$ 7,444
Accumulated depreciation	6,873	6,264
Depreciated cost	1,444	1,180
Depreciation expenses	641	277	$ 198
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	7,291	6,576
Accumulated depreciation	6,055	5,565
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	917	781
Accumulated depreciation	740	627
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	109	87
Accumulated depreciation	$ 78	$ 72